Accounts receivable, net	12 Months Ended
Dec. 31, 2019
Accounts Receivable Net Current [Abstract]
Accounts receivable, net
9	Accounts receivable, net

	As of December 31,
	2018	2019

Accounts receivable, gross	67,134	147,440
Less: allowance for doubtful accounts	(1,507)	(3,469)
Accounts receivable, net	65,627	143,971

The following table presents the movement in the allowance for doubtful accounts:

	For the years ended December 31,
	2017	2018	2019

Balance at the beginning of year	1,693	1,478	1,507
Additions for the year	910	92	1,995
Recoveries	(40)	-	-
Accounts receivable written off	(1,134)	(15)	-
Exchange differences	49	(48)	(33)
Balance at the end of year	1,478	1,507	3,469